Liquidity and Going Concern Considerations (Details) - USD ($)		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Liquidity and Going Concern Considerations [Abstract]
Net loss from continuing operations		$ (3,692,268)	$ (5,888,740)
Operating activities continuing operation		(85,225)	(7,536,089)
Accumulated deficit	$ 27,262,423	27,262,423		$ 23,570,155
Cash and cash equivalent	455,030	455,030	$ 137,076	775,334
Working capital deficit	130,046	130,046
Deferred revenue	1,026,850	1,026,850		4,521,682
Long-term bank loans	2,942,882	$ 2,942,882		$ 2,921,759
Short-term bank loans	$ 623,369